Bank Borrowings (Details) - Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of carrying values of the Company’s pledged assets to secure short-term borrowings [Abstract]
Pledged asset	$ 3,586,024	$ 2,873,795
Building [Member]
Schedule of carrying values of the Company’s pledged assets to secure short-term borrowings [Abstract]
Pledged asset	3,495,192	2,777,379
Use Rights [Member]
Schedule of carrying values of the Company’s pledged assets to secure short-term borrowings [Abstract]
Pledged asset	$ 90,832	$ 96,416